ASSET HELD FOR SALE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF ASSET HELD FOR SALE WILL BE PAID IN THREE INSTALLMENTS

	Amount

1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF ASSET HELD FOR SALE WILL BE PAID IN THREE INSTALLMENTS

	Amount
1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000